Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 31, 2022
Entity Registrant Name	INDEXIQ ACTIVE ETF TRUST
Entity Central Index Key	0001426439
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 29, 2022
Document Effective Date	Sep. 30, 2022
Prospectus Date	Sep. 30, 2022
IQ MacKay ESG High Income ETF | IQ MacKay ESG High Income ETF
Prospectus:
Trading Symbol	IQHI